Financial risk management (Details 10 - Textuals 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 47,864	$ 56,621	$ 43,715	$ 35,596
Gains (losses) recognized in the statement of profit or loss	$ 5,396
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Period covered for historical analysis	10 years
Foreign currency risk | Brazilian real per US dollar
Disclosure of detailed information about financial instruments [line items]
Percentage of variation in risk factor (as a percent)	(0.04%)
Foreign currency risk | Adverse Scenario
Disclosure of detailed information about financial instruments [line items]
Percentage of variation in risk factor (as a percent)	9.00%
Foreign currency risk | Remote Scenario
Disclosure of detailed information about financial instruments [line items]
Percentage of variation in risk factor (as a percent)	29.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Period covered for historical analysis	10 years
CDI exposure | Probable scenario (i)
Disclosure of detailed information about financial instruments [line items]
Bp increase (as a percent)	7.18%
CDI exposure | Adverse Scenario
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate basis	13
SOFR exposure | Probable scenario (i)
Disclosure of detailed information about financial instruments [line items]
Bp decrease (as a percent)	9.23%
SOFR exposure | Remote Scenario
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate basis	49